INCOME TAX - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Contingency [Line Items]
Valuation allowance, increase	$ 2,163
Unrecognized tax benefits that would affect effective tax rate if recognized	0	$ 0
Federal
Income Tax Contingency [Line Items]
Operating loss carryforwards	52,369
Operating loss carryforwards, not subject to expiration	46,245
Operating loss carryforwards subject to expiration	6,124
State
Income Tax Contingency [Line Items]
Operating loss carryforwards	58,254
Local
Income Tax Contingency [Line Items]
Operating loss carryforwards	$ 5,563